UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-9533

Colonial Insured Municipal Fund
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/06

Date of reporting period:	8/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

August 31, 2006 (Unaudited)	Colonial Insured Municipal Fund

		Par ($)	Value ($)*
Municipal Bonds – 155.3%
EDUCATION – 5.8%
Education – 2.5%
AR University Revenue
	Construction UAMS Campus,
	Series 2004 B,
	Insured: MBIA
	5.000% 11/01/28	1,475,000	1,550,579
Education Total			1,550,579
Student Loan – 3.3%
MT Higher Education Student Assistance Corp.
	Series 1999 B, AMT,
	6.400% 12/01/32	2,000,000	2,110,000
Student Loan Total			2,110,000
EDUCATION TOTAL			3,660,579
HEALTH CARE – 8.6%
Continuing Care Retirement – 0.9%
NY Dormitory Authority
	Miriam Osborn Memorial Home,
	Series 2000 B,
	Insured: ACA
	6.875% 07/01/19	500,000	555,770
Continuing Care Retirement Total			555,770
Health Services – 3.4%
WI Health & Educational Facilities Authority
	Marshfield Clinic,
	Series 1999,
	Insured: RAD
	6.250% 02/15/29	2,000,000	2,159,260
Health Services Total			2,159,260
Hospitals – 4.3%
CO Health Facilities Authority
	Parkview Medical Center, Inc.,
	Series 2001,
	6.600% 09/01/25	400,000	439,076
NV Henderson
	Catholic Healthcare West,
	Series 1999 A,
	6.750% 07/01/20	60,000	65,806
OK Industries Authority
	Health Systems Obligation Group,
	Series 1999 A,
	Insured: MBIA
	5.750% 08/15/29	1,155,000	1,221,724
WI Health & Educational Facilities Authority
	Thedacare, Inc.,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Series 2005,
	Insured: AMBAC
	4.500% 12/15/25	1,000,000	992,290
Hospitals Total			2,718,896
HEALTH CARE TOTAL			5,433,926
HOUSING – 5.3%
Assisted Living/Senior – 1.2%
DE Kent County
	Dover Alf LLC,
	Series 1999, AMT,
	7.625% 01/01/30	235,000	215,201
NC Medical Care Commission
	DePaul Community Facilities, Inc.,
	Series 1999,
	7.625% 11/01/29	475,000	499,164
Assisted Living/Senior Total			714,365
Multi-Family – 0.8%
FL Broward County Housing Finance Authority
	Chaves Lake Apartments Ltd.,
	Series 2000 A, AMT,
	7.500% 07/01/40	250,000	259,335
FL Clay County Housing Finance Authority
	Breckenridge Commons Ltd.,
	Series 2000 A, AMT,
	7.450% 07/01/40	245,000	253,805
Multi-Family Total			513,140
Single-Family – 3.3%
AK Housing Finance Corp.
	Series 1999,
	Insured: FHA
	6.150% 06/01/39	1,575,000	1,637,606
CA Rural Home Mortgage Finance Authority
	Series 1998 A, AMT,
	Guarantor: GNMA
	6.350% 12/01/29	70,000	70,507
CO Housing & Finance Authority
	Series 2000 B-2, AMT,
	7.250% 10/01/31	70,000	71,506
OK Housing Finance Agency
	Series 2000 C-2, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
	7.550% 09/01/28	295,000	299,980
Single-Family Total			2,079,599
HOUSING TOTAL			3,307,104
INDUSTRIALS – 3.2%
Oil & Gas – 3.2%
NV Clark County Industrial Development Authority
	Southwest Gas Corp.,
	Series 2005 A, AMT,
	Insured: AMBAC
	4.850% 10/01/35	2,000,000	2,021,900
Oil & Gas Total			2,021,900
INDUSTRIALS TOTAL			2,021,900
OTHER – 9.1%
Other – 3.4%
AL Incentives Financing Authority
	Series 1999 A,
	Insured: AMBAC
	6.000% 10/01/29	2,000,000	2,163,640
Other Total			2,163,640
Pool/Bond Bank – 1.7%
UT Water Finance Agency
	Series 2002 B,
	Insured: AMBAC
	5.125% 07/01/23	1,000,000	1,060,630
Pool/Bond Bank Total			1,060,630
Refunded/Escrowed(a) – 4.0%
CA Morgan Hill Unified School District
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	(b) 08/01/21	1,000,000	522,450
NV Henderson
	Catholic Healthcare West,
	Series 1999 A,
	Pre-refunded 07/01/10,
	6.750% 07/01/20	440,000	491,515
NY Suffolk County Industrial Development Agency
	Jefferson Ferry,
	Series 1999 A,
	Pre-refunded 11/01/09,
	7.200% 11/01/19	550,000	610,363
WA Health Care Facilities Authority
	Kadlec Medical Center,
	Series 2001,
	Pre-refunded 12/01/10,
	Insured: RAD

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(a) – (continued)
	5.875% 12/01/21	300,000	326,199
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000,
	Pre-refunded 09/01/10,
	6.750% 09/01/30	500,000	561,730
Refunded/Escrowed Total			2,512,257
OTHER TOTAL			5,736,527
RESOURCE RECOVERY – 1.3%
Disposal – 1.3%
CA Salinas Valley Solid Waste Authority
	Series 2002, AMT,
	Insured: AMBAC
	5.125% 08/01/22	750,000	779,572
Disposal Total			779,572
RESOURCE RECOVERY TOTAL			779,572
TAX-BACKED – 60.1%
Local Appropriated – 4.1%
IL Chicago Park District
	Series 2004 A,
	Insured: AMBAC
	5.000% 01/01/25	1,000,000	1,048,790
IN Carmel Industrial School Building Corp.
	Series 2003,
	Insured: MBIA
	5.000% 07/15/22	1,000,000	1,049,270
OK Grady County Industrial Authority
	Series 1999,
	Insured: MBIA
	6.000% 11/01/29	500,000	512,805
Local Appropriated Total			2,610,865
Local General Obligations – 13.9%
CA Centinela Valley Union High School District
	Series 2002,
	Insured: MBIA
	5.250% 02/01/22	730,000	827,901
CA Empire Unified School District No. 1987-1-A
	Series 2002,
	Insured: AMBAC
	(b) 10/01/18	1,665,000	995,753

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Union Elementary School District
	Series 1999 A,
	Insured: FGIC
	(b) 09/01/16	1,400,000	929,964
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 02/01/21	500,000	601,465
IL Chicago
	Series 2005 A,
	Insured: FSA
	5.000% 01/01/26	1,000,000	1,051,400
IL Coles & Cumberland Counties Unified School District
	Series 2000,
	Insured: FSA
	(b) 12/01/14	2,080,000	1,487,200
MI Detroit City School District
	Series 2005 A,
	Insured: FSA
	5.250% 05/01/30	1,500,000	1,715,085
OR Clackamas County School District No. 7J
	Lake Oswego,
	Series 2005,
	Insured: FSA
	5.250% 06/01/25	1,000,000	1,139,470
Local General Obligations Total			8,748,238
Special Non-Property Tax – 28.2%
LA Ernest N. Moria Exhibition Hall Authority
	Special Tax,
	Series 2004,
	Insured: AMBAC
	5.000% 07/15/23	2,000,000	2,088,760
MA Bay Transportation Authority
	Sales Tax Revenue,
	Series 2005 B,
	Insured: MBIA
	5.500% 07/01/28	1,000,000	1,179,790
MI Trunk Line Department of Treasury
	Series 2004,
	Insured: FSA
	5.250% 11/01/21	1,000,000	1,133,720
NJ Economic Development Authority
	Motor Vehicle Revenue,
	Series 2004 A,
	Insured: MBIA
	5.250% 07/01/26(c)	2,000,000	2,280,620
NM County of Bernalillo
	Gross Receipts,
	Series 2005,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	Insured: AMBAC
	5.250% 10/01/26	2,000,000	2,294,740
NY Urban Development Corp.
	State Personal Income Tax,
	Series 2004 A-2,
	Insured: MBIA
	5.500% 03/15/22	1,000,000	1,159,700
PR Commonwealth of Puerto Rico Convention Center Authority
	Hotel Occupancy Tax Revenue,
	Series 2006,
	Insured: AMBAC
	5.000% 07/01/20	1,000,000	1,078,900
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: FSA:
	5.500% 07/01/21	1,000,000	1,155,590
	5.500% 07/01/23	1,000,000	1,162,310
	Series 2005 L,
	Insured: MBIA
	5.250% 07/01/35	1,000,000	1,157,540
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 A,
	Insured: FGIC
	5.500% 07/01/24	1,125,000	1,311,862
	Series 2005 C,
	Insured: AMBAC
	5.500% 07/01/23	1,500,000	1,743,465
Special Non-Property Tax Total			17,746,997
Special Property Tax – 4.0%
CA Huntington Park Public Financing Authority
	Series 2004,
	Insured: FSA
	5.250% 09/01/19	1,190,000	1,313,760
CA Pittsburg Redevelopment Agency
	Los Medanos,
	Series 1999,
	Insured: AMBAC
	(b) 08/01/26	2,500,000	1,007,800
FL Lexington Oaks Community Development District
	Series 2000 A,
	7.200% 05/01/30	180,000	185,382
Special Property Tax Total			2,506,942
State Appropriated – 5.2%
NJ Economic Development Authority
	School Facilities Construction,
	Series 2005 N-1,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	Insured: FGIC
	5.500% 09/01/27	1,000,000	1,178,670
OK Capital Improvement Authority
	Higher Education,
	Series 2005 F,
	Insured: AMBAC
	5.000% 07/01/30	1,000,000	1,050,940
PA Commonwealth Financing Authority
	Series 2005 A,
	Insured: MBIA
	5.000% 06/01/25	1,000,000	1,059,510
State Appropriated Total			3,289,120
State General Obligations – 4.7%
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 04/01/16	500,000	586,900
MA State
	Series 2004 C,
	Insured: AMBAC
	5.500% 12/01/24	2,000,000	2,345,840
State General Obligations Total			2,932,740
TAX-BACKED TOTAL			37,834,902
TRANSPORTATION – 34.2%
Air Transportation – 6.6%
FL Miami-Dade County Industrial Development Authority
	Airis Miami II, LLC,
	Series 1999 A, AMT,
	Insured: AMBAC
	6.000% 10/15/25	1,000,000	1,072,490
MA Port Authority
	US Airways, Inc.,
	Series 1999, AMT,
	Insured: MBIA
	6.000% 09/01/21	2,500,000	2,631,850
NC Charlotte/Douglas International Airport
	US Airways, Inc.:
	Series 1998, AMT,
	5.600% 07/01/27	200,000	198,146
	Series 2000, AMT,
	7.750% 02/01/28	250,000	266,260
Air Transportation Total			4,168,746
Airports – 12.0%
DC Metropolitan Washington Airports Authority
	Series 2003 A, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – (continued)
	Insured: FGIC
	5.500% 10/01/19	1,000,000	1,080,810
IN Indianapolis Local Public Improvement Bond Bank
	Series 2005 B, AMT,
	Insured: MBIA
	5.250% 01/01/29	1,000,000	1,060,500
MO St. Louis Airport Revenue
	Series 2005,
	Insured: MBIA
	5.500% 07/01/27	1,000,000	1,170,060
NY Niagara Frontier Transportation Authority
	Series 1999 A, AMT,
	Insured: MBIA
	5.625% 04/01/29	1,000,000	1,051,720
TN Memphis-Shelby County Airport Authority
	Series 1999 D, AMT,
	Insured: AMBAC
	6.000% 03/01/24	3,000,000	3,222,300
Airports Total			7,585,390
Ports – 3.1%
TX Harris County Port of Houston Authority
	Series 2005 B,
	Insured: MBIA
	4.125% 10/01/23	2,000,000	1,928,540
Ports Total			1,928,540
Toll Facilities – 7.9%
CO Northwest Parkway Public Highway Authority
	Series 2001 D,
	7.125% 06/15/41	200,000	198,576
NY Thruway Authority
	Series 2005 A,
	Insured: MBIA
	5.000% 04/01/24	1,000,000	1,060,080
	Series 2005 B,
	Insured: AMBAC
	5.500% 04/01/20	1,000,000	1,155,990
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA
	5.500% 11/15/20	1,200,000	1,394,964
PA Turnpike Commission
	Series 2005 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
	Insured: FSA
	5.250% 07/15/25	1,000,000	1,142,920
Toll Facilities Total			4,952,530
Transportation – 4.6%
IN Transportation Finance Authority Highway Revenue
	Series 2004 A,
	Insured: FGIC
	5.250% 06/01/20	1,000,000	1,081,150
NV Department of Business & Industry
	Las Vegas Monorail,
	Series 2000,
	7.375% 01/01/40	250,000	257,205
NY Metropolitan Transportation Authority
	Series 2002 A,
	Insured: FSA
	5.000% 11/15/30	1,500,000	1,564,545
Transportation Total			2,902,900
TRANSPORTATION TOTAL			21,538,106
UTILITIES – 27.7%
Investor Owned – 11.5%
CA Pollution Control Financing Authority
	San Diego Gas & Electric Co.,
	Series 1991 A, AMT,
	6.800% 06/01/15	500,000	587,000
CO Adams County Pollution Control Revenue
	Public Service Co.,
	Series 2005 A,
	Insured: MBIA
	4.375% 09/01/17	1,000,000	1,023,320
HI Department of Budget & Finance
	Hawaiian Electric Co.,
	Series 1999 C, AMT,
	Insured: AMBAC
	6.200% 11/01/29	2,000,000	2,158,440
KY Boone County Pollution Control Revenue
	Dayton Power & Light Co.,
	Series 2005 A,
	Insured: FGIC
	4.700% 01/01/28	1,000,000	1,014,830
TX Brazos River Authority
	Centerpoint Energy, Inc.,
	Series 1998 A,
	Insured: AMBAC
	5.125% 05/01/19	2,100,000	2,179,002
	TXU Energy Co., LLC,
	Series 2003 C, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
	6.750% 10/01/38	215,000	241,959
Investor Owned Total			7,204,551
Joint Power Authority – 1.7%
SC Public Service Authority
	Santee Cooper,
	Series 2006 A,
	Insured: MBIA
	5.000% 01/01/29	1,000,000	1,053,290
Joint Power Authority Total			1,053,290
Municipal Electric – 1.7%
CA Department of Water Resources
	Series 2002 A,
	Insured: AMBAC
	5.500% 05/01/14	1,000,000	1,100,780
Municipal Electric Total			1,100,780
Water & Sewer – 12.8%
AZ Phoenix Civic Improvement Corp.
	Series 2001,
	Insured: FGIC
	5.500% 07/01/21	1,000,000	1,159,230
FL Tallahassee Consolidated Utilities System
	Series 2001,
	Insured: FGIC
	5.500% 10/01/19	1,360,000	1,567,685
MA Water Resources Authority
	Series 2006 A,
	Insured: AMBAC
	5.000% 08/01/26	1,000,000	1,072,430
TX Corpus Christi Utility System Revenue
	Series 2005 A,
	Insured: AMBAC
	5.000% 07/15/22	2,000,000	2,114,360
TX Houston Utility System Revenue
	Series 2004 A,
	Insured: FSA
	5.250% 05/15/20	2,000,000	2,156,000
Water & Sewer Total			8,069,705
UTILITIES TOTAL			17,428,326
	Total Municipal Bonds (cost of $92,954,480)		97,740,942

		Shares	Value ($)
Municipal Preferred Stocks – 0.9%
HOUSING – 0.9%
Multi-Family – 0.9%
Charter Mac Equity Issue Trust
	7.100% 06/30/09(d)	500,000	533,495
Multi-Family Total			533,495
HOUSING TOTAL			533,495
	Total Municipal Preferred Stocks (cost of $500,000)		533,495
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	456	456
	Total Investment Company (cost of $456)		456

		Par ($)
Short-Term Obligations – 1.4%
VARIABLE RATE DEMAND NOTES (e) – 1.4%
FL Orange County School Board
	Series 2002 B,
	SPA: SunTrust Bank
	3.410% 08/01/27	300,000	300,000
IL Health Facilities Authority
	OSF Healthcare Systems,
	Series 2002,
	LOC: Fifth Third Bank
	3.570% 11/15/27	300,000	300,000
IN Health Facility Financing Authority
	Fayette Memorial Hospital Association, Inc.,
	Series 2002 A,
	LOC: U.S. Bank N.A.
	3.620% 10/01/32	200,000	200,000
MS Jackson County Pollution Control Revenue
	Chevron Corp.,
	Series 1992,
	3.410% 12/01/16	100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL			900,000

	Total Short-Term Obligations (cost of $900,000)		900,000

	Total Investments – 157.6% (cost of $94,354,936)(f)(g)		99,174,893

	Other Assets & Liabilities, Net – (57.6)%		(36,256,364)

	Net Assets – 100.0%		62,918,529

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	Zero coupon bond.
(c)	A portion of this security with a market value of $2,271,800 is pledged as collateral for open futures contracts.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the value of this security, which is not illiquid, represents 0.9% of net assets.

(e)

Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at August 31, 2006.

(f)	Cost for federal income tax purposes is $94,288,721.
(g)	Unrealized appreciation and depreciation at August 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,966,558	$(80,386)	$4,886,172

At August 31, 2006, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
10-Year U.S. Treasury Notes	94	$10,097,656	$9,909,913	Sep-2006	$(187,743)

Acronym	Name
ACA	ACA Financial Guaranty Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance, Inc.
SPA	Stand-by Purchase Agreement

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Insured Municipal Fund

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 27, 2006